17. PROPERTY, PLANT AND EQUIPMENT (Details 1) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, Beginning balance		R$ 2,450	[1]	R$ 2,662		R$ 2,762
Additions		132		70
Jaguara, Miranda and Volta Grande Plants						77
Disposals	[2]	8		(103)		(33)
Depreciation		(181)		(183)		(175)
Transfer to Held for sale						(256)
Adjustment for business combination						296
Transfers / capitalizations		(2)	[3]	4	[4]	(9)	[3]
Property plant and equipment, Ending balance		2,407		2,450	[1]	2,662
Investment property completed [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, Beginning balance		2,317		2,542		2,656
Additions		20
Jaguara, Miranda and Volta Grande Plants
Disposals	[2]	(3)		(91)		(11)
Depreciation		(181)		(183)		(175)
Transfer to Held for sale						(256)
Adjustment for business combination						296
Transfers / capitalizations		77	[3]	49	[4]	32	[3]
Property plant and equipment, Ending balance		2,230		2,317		2,542
Investment property under construction or sevelopment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, Beginning balance		133		120		106
Additions		112		70
Jaguara, Miranda and Volta Grande Plants						77
Disposals	[2]	11		(12)		(22)
Depreciation
Transfers / capitalizations		(79)	[3]	(45)	[4]	(41)	[3]
Property plant and equipment, Ending balance		177		133		120
Land [member] | Investment property completed [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, Beginning balance		229	[4],[5]	215	[4]	211
Additions					[4]
Disposals	[2]	(1)			[4]
Depreciation		(4)		(3)	[4]	(2)
Transfer to Held for sale
Adjustment for business combination
Transfers / capitalizations			[3]	17	[4]	6	[3]
Property plant and equipment, Ending balance		224		229	[4],[5]	215	[4]
Reservoirs, dams and watercourses [member] | Investment property completed [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, Beginning balance		1,080		1,150		1,234
Additions
Jaguara, Miranda and Volta Grande Plants
Disposals	[2]			(4)		(2)
Depreciation		(80)		(80)		(82)
Transfer to Held for sale
Adjustment for business combination
Transfers / capitalizations		20	[3]	14	[4]		[3]
Property plant and equipment, Ending balance		1,020		1,080		1,150
Buildings works and improvements [member] | Investment property completed [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, Beginning balance		274		314		331
Additions
Jaguara, Miranda and Volta Grande Plants
Disposals	[2]			(5)
Depreciation		(18)		(19)		(19)
Transfer to Held for sale
Adjustment for business combination
Transfers / capitalizations		8	[3]	(16)	[4]	2	[3]
Property plant and equipment, Ending balance		264		274		314
Machinery and equipment [member] | Investment property completed [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, Beginning balance		729		854		874
Additions		20
Jaguara, Miranda and Volta Grande Plants
Disposals	[2]	(2)		(81)		(9)
Depreciation		(79)		(78)		(70)
Transfer to Held for sale						(256)
Adjustment for business combination						296
Transfers / capitalizations		49	[3]	34	[4]	19	[3]
Property plant and equipment, Ending balance		717		729		854
Vehicles [member] | Investment property completed [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, Beginning balance		2		5		3
Additions
Jaguara, Miranda and Volta Grande Plants
Disposals	[2]
Depreciation				(3)		(2)
Transfer to Held for sale
Adjustment for business combination
Transfers / capitalizations			[3]		[4]	4	[3]
Property plant and equipment, Ending balance		2		2		5
Furniture and utensils [member] | Investment property completed [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, Beginning balance		3		4		3
Additions
Jaguara, Miranda and Volta Grande Plants
Disposals	[2]
Depreciation
Transfer to Held for sale
Adjustment for business combination
Transfers / capitalizations	[3]					1
Property plant and equipment, Ending balance		3		3		4
Furniture and utensils [member] | Investment property completed [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, Beginning balance		R$ 3		4
Additions
Disposals	[2]			(1)
Depreciation
Transfers / capitalizations	[4]
Property plant and equipment, Ending balance				R$ 3		R$ 4

[1]	See note 2.8.
[2]	Includes the impairment loss recognized for assets in progress.
[3]	Balances of R$2 were transferred to Intangible assets from PP&E.
[4]	Balances of R$4 were transferred between Intangible assets, concession contract assets and PP&E.
[5]	Certain land sites linked to concession contracts and without provision for reimbursement are amortized in accordance with the period of the concession.